HSBC Investor Funds

HSBC Investor New York Tax-Free Money Market Fund
(the "Fund")

Supplement dated August 27, 2003
to the Statement of Additional Information dated February 28, 2003

This Supplement is provided to update, and should be read in conjunction with, the information provided under the section "Investment Restrictions" of the Fund's Statement of Additional Information.

The Board of Trustees of HSBC Investor Funds (the "Trust") has approved a change to the Fund's non-fundamental investment restriction regarding the Fund's investment in other registered investment companies in order to permit the Fund to invest in other registered investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and as may be permitted by any exemptive relief granted to the Trust by the Securities and Exchange Commission.

Accordingly, the Fund's non-fundamental investment restriction number 6 which states:

"The Fund may not purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust will not purchase the securities of any registered investment company for the Fund if such purchase at the time thereof would cause more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; and provided, further, that the Trust shall not purchase securities issued by any open-end investment company."

is replaced with the following non-fundamental investment restriction:

"The Fund may not purchase securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the Securities and Exchange Commission."

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

HSBC Investor Funds

HSBC Investor California Tax-Free Money Market Fund
(the "Fund")

Supplement dated August 27, 2003
to the Statement of Additional Information dated February 28, 2003

This Supplement is provided to update, and should be read in conjunction with, the information provided under the section "Investment Restrictions" of the Fund's Statement of Additional Information.

The Board of Trustees of HSBC Investor Funds (the "Trust") has approved a change to the Fund's non-fundamental investment restriction regarding the Fund's investment in other registered investment companies in order to permit the Fund to invest in other registered investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and as may be permitted by any exemptive relief granted to the Trust by the Securities and Exchange Commission.

Accordingly, the Fund's non-fundamental investment restriction number 5 which states:

"The Fund may not purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust will not purchase the securities of any registered investment company for the Fund if such purchase at the time thereof would cause more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; and provided, further, that the Trust shall not purchase securities issued by any open-end investment company."

is replaced with the following non-fundamental investment restriction:

"The Fund may not purchase securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the Securities and Exchange Commission."

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

HSBC Investor Funds

HSBC Investor New York Tax-Free Bond Fund
(the "Fund")

Supplement dated August 27, 2003
to the Statement of Additional Information dated February 28, 2003

This Supplement is provided to update, and should be read in conjunction with, the information provided under the section "Investment Restrictions" of the Fund's Statement of Additional Information.

The Board of Trustees of HSBC Investor Funds (the "Trust") has approved a change to the Fund's non-fundamental investment restriction regarding the Fund's investment in other registered investment companies in order to permit the Fund to invest in other registered investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and as may be permitted by any exemptive relief granted to the Trust by the Securities and Exchange Commission.

Accordingly, the Fund's non-fundamental investment restriction number 6 which states:

"The Fund may not purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust will not purchase the securities of any registered investment company for the Fund if such purchase at the time thereof would cause more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; and provided, further, that the Trust shall not purchase securities issued by any open-end investment company."

is replaced with the following non-fundamental investment restriction:

"The Fund may not purchase securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the Securities and Exchange Commission."

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE